Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
As of December 31, 2014 and 2015, the Company’s intangible assets consisted of the followings:

	December 31, 2014
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,295
Technical know-how	5.7	209,084	(208,146)	—	938	151
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,037)	(131,177)	58,610	9,446

	December 31, 2015
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	Amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	8,903
Technical know-how	5.7	209,084	(208,396)	—	688	106
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,287)	(131,177)	58,360	9,009

Schedule Of Finite Lived Intangible Assets Amortization Expense [Table Text Block]
The aggregated amortization expense for intangible assets for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	3,590	—	—	—
General and administrative expenses
Technical know-how	286	326	250	39
Total amortization expense	3,876	326	250	39

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2015, the estimated amortization expense for the next five years is as follows:
December 31,
2015
RMB
2016	250
2017	250
2018	188
2019	—
2020	—